Consolidated Statement of Changes in Shareholders' Equity $ in Millions, $ in Millions	CAD ($)	USD ($)	Contributed deficit [member] CAD ($)	Foreign exchange gain (loss) on translation to presentation currency [member] CAD ($)	Actuarial gain on pension and other post- employment benefit obligation [member] CAD ($)	Accumulated other compre-hensive income [member] CAD ($)	(Deficit) Retained earnings [member] CAD ($)	Capital stock [member] CAD ($)
Beginning Balance at Mar. 31, 2024	$ 1,502.4		$ (17.0)	$ 109.8	$ 157.3	$ 267.1	$ 288.4	$ 963.9
Net loss	(167.0)	$ (167.0)					(167.0)
Other comprehensive (loss) income	172.5			87.7	84.8	172.5
Issuance of performance and restricted share units	11.4		11.4
Issuance of deferred share units	1.7		1.7
Issuance of capital stock	6.9		(4.0)					10.9
Dividend equivalent on earnout rights	(0.2)						(0.2)
Earnout out rights forfeited	2.3						2.3
Dividends paid	(21.5)						(21.5)
Ending Balance at Dec. 31, 2024	1,508.5		(7.9)	197.5	242.1	439.6	102.0	974.8
Net loss	(984.9)	$ (984.9)					(984.9)
Other comprehensive (loss) income	(25.2)			(59.5)	34.3	(25.2)
Issuance of performance and restricted share units	4.9		4.9
Issuance of deferred share units	2.1		2.1
Issuance of capital stock	0.7							0.7
Dividend equivalent on earnout rights	(0.2)						(0.2)
Dividends paid	(14.8)						(14.8)
Ending Balance at Dec. 31, 2025	$ 491.1		$ (0.9)	$ 138.0	$ 276.4	$ 414.4	$ (897.9)	$ 975.5